Insurance Contract Liabilities - Estimates of undiscounted cumulative claims (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Estimates of undiscounted gross cumulative claims
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	$ 48,221.2	$ 44,110.0	$ 41,221.8	$ 36,306.4	$ 32,329.1	$ 28,700.5	$ 26,528.3	$ 25,426.9	$ 25,284.5
Favourable (adverse) development		(35.8)	83.0	(1,023.3)	(1,174.7)	(1,436.0)	(1,455.0)	(1,501.1)	(49.2)
Estimates of undiscounted gross cumulative claims | Effect of foreign currency translation
Insurance Contract Liabilities
Favourable (adverse) development		(500.4)	135.8	(2.9)	141.3	234.9	230.4	93.4	254.7
Estimates of undiscounted gross cumulative claims | Favourable (adverse) loss reserve development
Insurance Contract Liabilities
Favourable (adverse) development		464.6	(52.8)	(1,020.4)	(1,316.0)	(1,670.9)	(1,685.4)	(1,594.5)	(303.9)
Estimates of undiscounted gross cumulative claims | One year later
Insurance Contract Liabilities
Cumulative payments		12,061.2	11,386.6	10,341.7	8,410.7	6,986.7	7,018.7	7,191.0	6,917.3
Reserves re-estimated		44,145.8	40,421.4	36,470.5	31,640.8	28,119.8	26,259.1	25,256.3	24,131.2
Estimates of undiscounted gross cumulative claims | Two years later
Insurance Contract Liabilities
Cumulative payments			18,995.0	17,308.6	14,571.5	11,990.6	11,133.7	11,487.9	11,052.3
Reserves re-estimated			41,138.8	36,493.3	32,041.6	27,894.1	26,052.6	25,124.0	24,091.7
Estimates of undiscounted gross cumulative claims | Three years later
Insurance Contract Liabilities
Cumulative payments				22,368.9	19,487.3	16,410.5	14,702.8	14,318.9	13,928.6
Reserves re-estimated				37,329.7	32,525.5	28,468.4	25,961.4	25,132.6	23,949.9
Estimates of undiscounted gross cumulative claims | Four years later
Insurance Contract Liabilities
Cumulative payments					22,968.0	19,797.6	17,959.2	16,807.6	15,843.4
Reserves re-estimated					33,503.8	29,118.6	26,611.8	25,286.7	24,046.1
Estimates of undiscounted gross cumulative claims | Five years later
Insurance Contract Liabilities
Cumulative payments						22,304.0	20,332.7	19,121.9	17,528.7
Reserves re-estimated						30,136.5	27,152.9	25,851.6	24,202.6
Estimates of undiscounted gross cumulative claims | Six years later
Insurance Contract Liabilities
Cumulative payments							22,133.7	20,755.7	19,141.7
Reserves re-estimated							27,983.3	26,226.1	24,554.7
Estimates of undiscounted gross cumulative claims | Seven years later
Insurance Contract Liabilities
Cumulative payments								22,128.5	20,301.2
Reserves re-estimated								26,928.0	24,824.2
Estimates of undiscounted gross cumulative claims | Eight years later
Insurance Contract Liabilities
Cumulative payments									21,289.1
Reserves re-estimated									25,333.7
Estimates of undiscounted net cumulative claims
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	$ 37,865.6	34,197.6	31,618.1	27,800.1	24,068.6	21,468.6	19,858.9	19,334.7	19,750.1
Favourable (adverse) development		(69.6)	153.5	(506.0)	(1,286.7)	(1,476.1)	(1,393.3)	(977.4)	411.0
Estimates of undiscounted net cumulative claims | Effect of foreign currency translation
Insurance Contract Liabilities
Favourable (adverse) development		(435.3)	94.5	(20.1)	143.4	111.8	87.8	(22.3)	125.8
Estimates of undiscounted net cumulative claims | Favourable (adverse) loss reserve development
Insurance Contract Liabilities
Favourable (adverse) development		365.7	59.0	(485.9)	(1,430.1)	(1,587.9)	(1,481.1)	(955.1)	285.2
Estimates of undiscounted net cumulative claims | One year later
Insurance Contract Liabilities
Cumulative payments		9,227.9	8,508.8	7,791.6	6,415.3	5,426.1	5,339.8	5,407.0	5,297.4
Reserves re-estimated		$ 34,267.2	30,843.5	27,534.6	23,808.7	21,233.4	19,587.2	19,052.8	18,642.9
Estimates of undiscounted net cumulative claims | Two years later
Insurance Contract Liabilities
Cumulative payments			14,318.1	13,108.6	11,042.3	9,269.8	8,480.3	8,606.4	8,394.6
Reserves re-estimated			$ 31,464.6	27,593.1	24,151.8	21,342.5	19,585.7	18,937.4	18,411.4
Estimates of undiscounted net cumulative claims | Three years later
Insurance Contract Liabilities
Cumulative payments				16,975.5	14,770.8	12,456.8	11,216.3	10,719.0	10,562.7
Reserves re-estimated				$ 28,306.1	24,570.4	21,728.2	19,845.5	19,052.3	18,275.8
Estimates of undiscounted net cumulative claims | Four years later
Insurance Contract Liabilities
Cumulative payments					17,406.7	14,979.6	13,473.3	12,624.3	12,010.0
Reserves re-estimated					$ 25,355.3	22,194.9	20,269.4	19,227.2	18,392.0
Estimates of undiscounted net cumulative claims | Five years later
Insurance Contract Liabilities
Cumulative payments						16,854.8	15,227.4	14,142.2	13,291.3
Reserves re-estimated						$ 22,944.7	20,657.3	19,589.3	18,589.3
Estimates of undiscounted net cumulative claims | Six years later
Insurance Contract Liabilities
Cumulative payments							16,579.7	15,378.5	14,348.9
Reserves re-estimated							$ 21,252.2	19,891.7	18,839.6
Estimates of undiscounted net cumulative claims | Seven years later
Insurance Contract Liabilities
Cumulative payments								16,416.0	15,221.8
Reserves re-estimated								$ 20,312.1	19,059.1
Estimates of undiscounted net cumulative claims | Eight years later
Insurance Contract Liabilities
Cumulative payments									15,979.0
Reserves re-estimated									$ 19,339.1